CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF OPERATIONS
Research and development, net	$ 10,683		$ 5,186		$ 11,447		$ 7,544	$ 6,636
Marketing expenses	329		254		482		288	397
General and administrative	5,781		773		1,861		1,412	977
Total operating loss	16,793		6,213		13,790		9,244	8,010
Financial (income) expenses, net	10,942		12,454		13,474		(520)	308
Loss before taxes on income	27,735		18,667		27,264		8,724	8,318
Tax on income	8		26		7		158	146
Net loss	(27,743)		(18,693)		27,271		8,882	8,464
Less: net loss attributable to noncontrolling interests								97
Net loss attributable to Alpha Tau Medical Ltd.	$ 27,743		$ 18,693		$ 27,271	[1]	$ 8,882	$ 8,367
Net loss per share attributable to ordinary shareholders, basic	$ (0.48)		$ (0.46)		$ (0.67)		$ (0.22)	$ (0.25)
Net loss per share attributable to ordinary shareholders, diluted	$ (0.48)		$ (0.46)		$ (0.67)		$ (0.22)	$ (0.25)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	58,023,875	[2]	40,512,967	[2]	40,534,697		40,274,935	33,815,448
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	58,023,875	[2]	40,512,967	[2]	40,534,697		40,274,935	33,815,448

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.
[2]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 4, shareholders’ equity (deficiency), for details.